Financial risk management activities Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 2,051	$ 2,268	$ 2,366
Fair value	$ 2,101	$ 2,377	$ 2,470